Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Long term investments - common shares held [line items]
Fair value		$ 60,103	$ 83,887	$ 60,103	$ 83,887	$ 91,344	$ 59,941	$ 83,836	$ 196,241
Cost of Addition		2,633	2,377	33,946	2,377
Proceeds of Disposition					(112,188)
Fair value adjustment gains (losses)	[1]	(33,874)	(2,326)	(33,784)	(2,543)
Realized gain (loss) on disposal		$ 0	$ 0	$ 0	$ 60,530
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264	13,264	13,264	13,264
Percentage of outstanding shares owned		8.70%	10.70%	8.70%	10.70%
Fair value		$ 8,235	$ 17,338	$ 8,235	$ 17,338	11,358	12,764	22,889	32,609
Fair value adjustment gains (losses)		(3,123)	(5,551)	(4,529)	$ (15,271)
Realized gain (loss) on disposal		$ 0	$ 0	$ 0
Sabina [member]
Long term investments - common shares held [line items]
Shares owned		31,095	11,700	31,095	11,700
Percentage of outstanding shares owned		5.67%	3.36%	5.67%	3.36%
Fair value		$ 25,579	$ 16,520	$ 25,579	$ 16,520	34,476	13,381	16,841	30,233
Cost of Addition		2,633		19,833
Fair value adjustment gains (losses)		$ (11,530)	$ (321)	$ (7,635)	$ (13,713)
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned			0		0
Percentage of outstanding shares owned			0.00%		0.00%
Fair value									95,984
Proceeds of Disposition					$ (112,188)
Fair value adjustment gains (losses)					16,204
Realized gain (loss) on disposal					60,530
Kutcho [member]
Long term investments - common shares held [line items]
Shares owned		18,640		18,640
Percentage of outstanding shares owned		14.97%		14.97%
Fair value		$ 4,340		$ 4,340		8,502
Cost of Addition				11,721
Fair value adjustment gains (losses)		(4,162)		(7,381)
Other investments [member]
Long term investments - common shares held [line items]
Fair value		21,949	$ 50,029	21,949	50,029	$ 37,008	$ 33,796	$ 44,106	$ 37,415
Cost of Addition			2,377	2,392	2,377
Proceeds of Disposition					0
Fair value adjustment gains (losses)		$ (15,059)	$ 3,546	$ (14,239)	10,237
Realized gain (loss) on disposal					$ 0

[1]	LTIs = long-term investments – common shares held.